                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2002
                                              ------------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Fork Bank
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Address: Trust Department
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         275 Broadhollow Road
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         Melville, NY 11747
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Form 13F File Number:  28-07112
                       -------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Timothy Treble
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Title: Vice President
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Phone: (631) 844-1009
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Signature, Place, and Date of Signing:

/s/ Timothy Treble                 Melville, New York            11/5/02
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Total:     82
                                            ---
Form 13F Information Table Value Total:     52,761
                                            ---------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      No.         Form 13F File Number               Name

                  28-                                  NONE
     ----         --------------------               -------------------

     [Repeat as necessary.]

                                NORTH FORK BANK
                             SCHEDULE 13F WORKSHEET
                            AS OF SEPTEMBER 30,2002

                                                           VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING      AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE  SHARED    NONE
AT&T CORP                     COM              001957109    179       14983   SH         SOLE                 9864    5019    100
ABBOTT LABS                   COM              002824100    226        5615   SH         SOLE                 4980     635      0
ALLIANCE CAP MGMT HLDG L P    UNIT LTD PARTN   01855A101    745       26885   SH         SOLE                23715     560   2610
AMERICAN EXPRESS CO           COM              025816109    463       14880   SH         SOLE                14155     375    350
AMERICAN EXPRESS CO           COM              025816109    255        8209   SH         DEFINED                50    8159      0
AMERICAN INTL GROUP INC       COM              026874107    951       17399   SH         SOLE                16541     150    708
AMERICAN WTR WKS INC          COM              030411102    710       15910   SH         SOLE                14810       0   1100
AMERICAN WTR WKS INC          COM              030411102    450       10100   SH         DEFINED              9700     400      0
BP PLC                        SPONSORED ADR    055622104    390        9788   SH         SOLE                 8654     444    690
BANK OF AMERICA CORPORATION   COM              060505104    386        6061   SH         SOLE                 5361       0    700
BANK ONE CORP                 COM              06423A103    218        5850   SH         SOLE                 5850       0      0
BAXTER INTL INC               COM              071813109    373       12230   SH         SOLE                11610     200    420
BECKMAN COULTER INC           COM              075811109    503       13010   SH         SOLE                12710       0    300
BELLSOUTH CORP                COM              079860102    187       10215   SH         SOLE                 9735     480      0
BOEING CO                     COM              097023105    204        5985   SH         SOLE                 5435       0    550
BRISTOL MYERS SQUIBB CO       COM              110122108    345       14542   SH         SOLE                12322     370   1850
CEDAR FAIR L P                DEPOSITRY UNIT   150185106    633       27087   SH         SOLE                21447    3300   2340
CHEVRONTEXACO CORP            COM              166764100   1075       15532   SH         SOLE                14039     242   1251
CISCO SYS INC                 COM              17275R102    216       20695   SH         SOLE                19420     700    575
CITIGROUP INC                 COM              172967101   1744       58861   SH         SOLE                55829    1274   1758
COCA COLA CO                  COM              191216100    407        8508   SH         SOLE                 8508       0      0
COLGATE PALMOLIVE CO          COM              194162103   1796       33300   SH         SOLE                31168     975   1157
DOMINION RES INC VA NEW       COM              25746U109    450        8883   SH         SOLE                 8108     241    534
DOW CHEM CO                   COM              260543103    590       21622   SH         SOLE                20175       0   1447
EXXON MOBIL CORP              COM              30231G102   4224      132475   SH         SOLE               125265    1615   5595
EXXON MOBIL CORP              COM              30231G102   1407       44142   SH         DEFINED             29666   14476      0
FEDERAL NATL MTG ASSN         COM              313586109    203        3410   SH         SOLE                 3410       0      0
FEDERATED INVS INC PA         CL B             314211103    347       12879   SH         SOLE                 9379     800   2700
FORD MTR CO DEL               COM PAR $0.01    345370860    490       50047   SH         SOLE                48996     533    518
GANNETT INC                   COM              364730101    661        9160   SH         SOLE                 8760     150    250
GENERAL ELEC CO               COM              369604103   2602      105627   SH         SOLE                99463    2180   3984
GENERAL ELEC CO               COM              369604103    947       38472   SH         DEFINED             28775    9697      0
GENERAL MLS INC               COM              370334104   1149       25895   SH         SOLE                24345     650    900
GENERAL MTRS CORP             COM              370442105    208        5372   SH         SOLE                 5272     100      0
HEINZ H J CO                  COM              423074103    383       11485   SH         SOLE                10280       0   1205
HEWLETT PACKARD CO            COM              428236103    129       11096   SH         SOLE                10846       0    250
HOME DEPOT INC                COM              437076102    493       18909   SH         SOLE                17309     700    900
HYPERION TOTAL RETURN FD INC                   449145101    153       15900   SH         SOLE                15900       0      0

                                NORTH FORK BANK
                             SCHEDULE 13F WORKSHEET
                            AS OF SEPTEMBER 30, 2002


                                                           VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING      AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE  SHARED    NONE
INTEL CORP                    COM              458140100    648       46683   SH         SOLE                 45898     75    710
INTERNATIONAL BUSINESS MACHS  COM              459200101    638       10958   SH         SOLE                 10503    100    355
INTERNATIONAL BUSINESS MACHS  COM              459200101    282        4850   SH         DEFINED               3000   1850      0
INTL PAPER CO                 COM              460146103    229        6875   SH         SOLE                  6525    125    225
J P MORGAN CHASE & CO         COM              46625H100    253       13336   SH         SOLE                 10480    370   2486
JOHNSON & JOHNSON             COM              478160104   2275       42080   SH         SOLE                 38095   1150   2835
JOHNSON & JOHNSON             COM              478160104    202        3750   SH         DEFINED               2400   1350      0
JOHNSON CTLS INC              COM              478366107    545        7105   SH         SOLE                  6630    300    175
KEYCORP                       COM              493267108    242        9703   SH         SOLE                  8203      0   1500
KIMBERLY CLARK CORP           COM              494368103    457        8080   SH         SOLE                  7600      0    480
LIBERTY ALL-STAR EQUITY FND                    530158104    136       20658   SH         SOLE                 19580      0   1078
MELLON FINL CORP              COM              58551A108    343       13245   SH         SOLE                 13245      0      0
MERCK & CO INC                COM              589331107    401        8786   SH         SOLE                  8136    200    450
MERCK & CO INC                COM              589331107    255        5594   SH         DEFINED                490   5104      0
MICROSOFT CORP                COM              594918104   1088       24885   SH         SOLE                 23135    790    960
MOTOROLA INC                  COM              620076109    143       14060   SH         SOLE                 14060      0      0
NORTH FORK BANCORPORATION NY  COM              659424105    794       21000   SH         SOLE                 21000      0      0
NUVEEN NY MUN VALUE FD        COM              67062M105    482       51175              SOLE                 51175      0      0
NUVEEN N Y INVT QUALITY MUN   COM              67062X101    500       31540              SOLE                 30950      0    590
NUVEEN NY SELECT QUALITY MUN  COM              670976109   2032      130138              SOLE                123013      0   7125
NUVEEN NY QUALITY INCM MUN F  COM              670986108    540       35225              SOLE                 35225      0      0
OPPENHEIMER MULTI-SECTOR INC  SH BEN INT       683933105   1303      170185   SH         SOLE                154985      0  15200
PPG INDS INC                  COM              693506107    677       15150   SH         SOLE                 14140    475    535
PEPSICO INC                   COM              713448108    497       13464   SH         SOLE                 12034      0   1430
PFIZER INC                    COM              717081103   1992       68677   SH         SOLE                 64436    300   3941
PFIZER INC                    COM              717081103    354       12225   SH         DEFINED               4700   7525      0
PHARMACIA CORP                COM              71713U102    305        7849   SH         SOLE                  7349    200    300
PHILADELPHIA SUBN CORP        COM PAR $0.50    718009608    219       10802   SH         SOLE                 10802      0      0
PHILIP MORRIS COS INC         COM              718154107   1053       27148   SH         SOLE                 26028    670    450
PROCTER & GAMBLE CO           COM              742718109    312        3500   SH         SOLE                  3100    400      0
SBC COMMUNICATIONS INC                         78387G103    538       26799   SH         SOLE                 23674   1805   1320
ST PAUL COS INC               COM              792860108    285        9945   SH         SOLE                  9745      0    200
SOUTHERN CO                   COM              842587107    209        7282   SH         DEFINED               7282      0      0
SUNGARD DATA SYS INC          COM              867363103    384       19785   SH         SOLE                 19135      0    650
TELEFLEX INC                                   879369106    266        5850   SH         SOLE                  5850      0      0
VERIZON COMMUNICATIONS        COM              92343V104   1006       36679   SH         SOLE                 33600    454   2625
VERIZON COMMUNICATIONS        COM              92343V104    294       10743   SH         DEFINED               6931   3812      0
WAL MART STORES INC           COM              931142103   1804       36650   SH         SOLE                 34435    850   1365

                                NORTH FORK BANK
                             SCHEDULE 13F WORKSHEET
                            AS OF SEPTEMBER 30,2002

                                                           VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING      AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE  SHARED    NONE
WAL MART STORES INC           COM              931142103    247        5025   SH         DEFINED               2275   2750      0
WALGREEN CO                   COM              931422109    272        8860   SH         SOLE                  8860      0      0
WASHINGTON MUT INC            COM              939322103    694       22063   SH         SOLE                 20838      0   1225
WELLS FARGO & CO NEW          COM              949746101    383        7965   SH         SOLE                  7790      0    175
WORLDCOM INC GA NEW           COM              98157D106      0       10225   SH         SOLE                 10000      0    225
WYETH                                          983024100    290        9135   SH         SOLE                  9135      0      0

GRAND TOTALS                                              52761     1926751                                 1758319  85080  83352